Schedule of changes in lease liability (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Initial adoption on end	R$ 138,361	R$ 96,604
Additions	98,265	103,571
Remeasurement Adjustment	13,615	1,406
Charges	13,459	10,528
Amortization - principal	(53,120)	(51,761)
Payment - charges	(7,145)	(7,577)
Loss on disposal	(14,799)	(2,670)
Reclassification	1,717	(11,740)
Initial adoption on end	212,734	R$ 138,361
Current	47,240
Noncurrent	R$ 165,494